Subsequent events (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2013 D	Jan. 31, 2013
Subsequent Events 1		29,479,597
Subsequent Events 2		$ 250,000
Subsequent Events 3		3,448,276
Subsequent Events 4		40,000
Subsequent Events 5		0.0162
Subsequent Events 6		1,526,718
Subsequent Events 7		20,000
Subsequent Events 8		0.0183
Subsequent Events 9		3,033,618
Subsequent Events 10		2,500,000
Subsequent Events 11		533,618
Subsequent Events 1	250,000
Subsequent Events 2	183
Subsequent Events 3	100.00%
Subsequent Events 4	70.00%
Subsequent Events 5	5
Subsequent Events 6	$ 75,000